Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000020370
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Administrator Class
Trading Symbol	WGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000275148
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Capital Class
Trading Symbol	ALGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from April 30, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Capital Class	$4Footnote Reference1	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 4	[2]
Expense Ratio, Percent	0.17%	[3]
Expenses Short Period Footnote [Text Block]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000020369
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Class A
Trading Symbol	WFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[4]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000020371
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	GVIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[5]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000246242
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RNRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[6]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000159700
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Select Class
Trading Symbol	WFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[7]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000020372
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Service Class
Trading Symbol	NWGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[8]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000221203
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Sweep Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000240629
Shareholder Report [Line Items]
Fund Name	Government Money Market Fund
Class Name	Tribal Inclusion Class
Trading Symbol	AGTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[10]
AssetsNet	$ 124,672,796,340
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 84,267,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$124,672,796,340
# of portfolio holdings	304
Total advisory fees paid	$84,267,215
Weighted average maturity	45 days
Weighted average life	118 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	52.8
Government agency debt	25.4
U.S. Treasury securities	21.1
Other instruments	0.6
Municipal obligations	0.1

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	52.3
8-14 days	0.2
15-29 days	3.6
30-59 days	5.7
60-89 days	3.3
90-179 days	8.8
180-269 days	7.7
270+ days	18.4

Material Fund Change [Text Block]
C000086828
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Administrator Class
Trading Symbol	WTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[11]
AssetsNet	$ 19,173,431,739
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,631,465
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

Material Fund Change [Text Block]
C000278021
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Advisor Class
Trading Symbol	AHAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from July 17, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Advisor Class	$2Footnote Reference1	0.42%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 2	[12]
Expense Ratio, Percent	0.42%	[13]
Expenses Short Period Footnote [Text Block]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 19,173,431,739
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,631,465
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

Material Fund Change [Text Block]
C000275149
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Capital Class
Trading Symbol	AHCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from April 30, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Capital Class	$4Footnote Reference1	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 4	[14]
Expense Ratio, Percent	0.17%	[15]
Expenses Short Period Footnote [Text Block]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 19,173,431,739
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,631,465
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

Material Fund Change [Text Block]
C000246243
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RRAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
AssetsNet	$ 19,173,431,739
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,631,465
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

Material Fund Change [Text Block]
C000150668
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	WOTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[17]
AssetsNet	$ 19,173,431,739
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,631,465
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

Material Fund Change [Text Block]
C000020399
Shareholder Report [Line Items]
Fund Name	100% Treasury Money Market Fund
Class Name	Service Class
Trading Symbol	NWTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 19,173,431,739
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,631,465
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$19,173,431,739
# of portfolio holdings	115
Total advisory fees paid	$11,631,465
Weighted average maturity	46 days
Weighted average life	89 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
U.S. Treasury Bills	81.1
U.S. Treasury Floating Rate Notes	10.1
U.S. Treasury Notes	8.8

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	11.7
8-14 days	14.0
15-29 days	24.9
30-59 days	20.2
60-89 days	6.2
90-179 days	5.7
180-269 days	4.7
270+ days	12.6

Material Fund Change [Text Block]
C000020379
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class A
Trading Symbol	STGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[19]
AssetsNet	$ 41,651,944,072
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 24,915,764
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

Material Fund Change [Text Block]
C000086827
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Class C
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$66	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%	[20]
AssetsNet	$ 41,651,944,072
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 24,915,764
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

Material Fund Change [Text Block]
C000168181
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Premier Class
Trading Symbol	WMPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[21]
AssetsNet	$ 41,651,944,072
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 24,915,764
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

Material Fund Change [Text Block]
C000086826
Shareholder Report [Line Items]
Fund Name	Money Market Fund
Class Name	Service Class
Trading Symbol	WMOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[22]
AssetsNet	$ 41,651,944,072
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 24,915,764
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$41,651,944,072
# of portfolio holdings	332
Total advisory fees paid	$24,915,764
Weighted average maturity	44 days
Weighted average life	76 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Commercial paper	40.7
Certificates of deposit	22.0
Repurchase agreements	16.8
Municipal obligations	10.4
U.S. Treasury securities	8.1
Other instruments	2.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	44.0
8-14 days	1.4
15-29 days	3.4
30-59 days	10.1
60-89 days	5.0
90-179 days	21.7
180-269 days	8.8
270+ days	5.6

Material Fund Change [Text Block]
C000020404
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Administrator Class
Trading Symbol	WNTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[23]
AssetsNet	$ 2,064,987,842
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 976,354
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,064,987,842
# of portfolio holdings	287
Total advisory fees paid	$976,354
Weighted average maturity	30 days
Weighted average life	31 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	45.0
Variable rate demand note	27.3
Other municipal debt	27.0
Treasury repurchase agreement	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	74.2
8-14 days	0.5
15-29 days	3.2
30-59 days	7.7
60-89 days	4.2
90-179 days	5.3
180-269 days	1.8
270+ days	3.1

Material Fund Change [Text Block]
C000020406
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Premier Class
Trading Symbol	WFNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[24]
AssetsNet	$ 2,064,987,842
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 976,354
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,064,987,842
# of portfolio holdings	287
Total advisory fees paid	$976,354
Weighted average maturity	30 days
Weighted average life	31 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	45.0
Variable rate demand note	27.3
Other municipal debt	27.0
Treasury repurchase agreement	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	74.2
8-14 days	0.5
15-29 days	3.2
30-59 days	7.7
60-89 days	4.2
90-179 days	5.3
180-269 days	1.8
270+ days	3.1

Material Fund Change [Text Block]
C000020407
Shareholder Report [Line Items]
Fund Name	National Tax-Free Money Market Fund
Class Name	Service Class
Trading Symbol	MMIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[25]
AssetsNet	$ 2,064,987,842
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 976,354
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,064,987,842
# of portfolio holdings	287
Total advisory fees paid	$976,354
Weighted average maturity	30 days
Weighted average life	31 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Tender option bond	45.0
Variable rate demand note	27.3
Other municipal debt	27.0
Treasury repurchase agreement	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	74.2
8-14 days	0.5
15-29 days	3.2
30-59 days	7.7
60-89 days	4.2
90-179 days	5.3
180-269 days	1.8
270+ days	3.1

Material Fund Change [Text Block]
C000064992
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Administrator Class
Trading Symbol	WTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[26]
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]
C000275150
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Capital Class
Trading Symbol	TPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from April 30, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Capital Class	$4Footnote Reference1	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
Footnote[2]	Annualized

Expenses Paid, Amount	$ 4	[27]
Expense Ratio, Percent	0.17%	[28]
Expenses Short Period Footnote [Text Block]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]
C000020412
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Class A
Trading Symbol	PIVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[29]
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]
C000020413
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	PISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[30]
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]
C000210934
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Select Class
Trading Symbol	WTLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[31]
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]
C000020414
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Service Class
Trading Symbol	PRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[32]
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]
C000246244
Shareholder Report [Line Items]
Fund Name	Treasury Plus Money Market Fund
Class Name	Roberts & Ryan Class
Trading Symbol	RRTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period from February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[33]
AssetsNet	$ 29,235,135,972
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 20,350,215
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$29,235,135,972
# of portfolio holdings	63
Total advisory fees paid	$20,350,215
Weighted average maturity	45 days
Weighted average life	104 days

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Repurchase agreements	56.0
U.S. Treasury securities	44.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

Table Summary
1-7 day(s)	54.8
8-14 days	1.7
15-29 days	4.0
30-59 days	2.8
60-89 days	3.4
90-179 days	9.0
180-269 days	7.9
270+ days	16.4

Material Fund Change [Text Block]

[1]	Annualized
[2]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[13]	Annualized
[14]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	The Class commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized